Shareholders’ equity	12 Months Ended
Aug. 31, 2022
Shareholders Equity
Shareholders’ equity

14.	Shareholders’ equity

a)	Share Capital

i)	Activity during the year ended August 31, 2022

On September 30, 2021, the Company issued 165,889 common shares at a fair value of $98 (value of outstanding liability settled) to settle outstanding fees owed totaling $98.

On January 20, 2022, the Company entered into a purchase agreement, where the Company, in its sole discretion, will have the right from time to time over a 36-month period to sell up to $10 million of its shares. Upon closing, the Company issued 909,901 common shares at a fair value of $373 (closing price of share on that date) to settle commitment fees related to the purchase agreement.

On January 26, 2022, the Company completed the sale of 17,948,718 common shares together with warrants to purchase 17,948,718 common shares for $7.0 million. The common shares and warrants were issued at $0.39 for each common share and a purchase warrant with the right of each whole warrant to purchase one common share at $0.44 for a period of five years from the issue date. The Company also issued 628,205 placement agent warrants with the same terms and incurred commission and other costs of $0.7 million out of which $0.09 million was allocated to the warrants and expensed in the consolidated statements of earnings (loss) and comprehensive income (loss). The warrants issued with the common shares are classified as a liability (Note 12).

The placement agent warrants are considered an equity-settled share-based payment transaction and are measured at their fair value and classified as equity.

On May 31, 2022, the Company issued 1,723,620 common shares with a value of $1.2 million and cash payment of $0.5 million, as withholding taxes, to satisfy the $1.7 million liability associated with the Omnibus Equity Incentive Plan granted to certain senior management of the Company.

ii)	Activity during the year ended August 31, 2021

On February 11, 2021, the Company completed the sale of 32,923,078 common shares together with warrants to purchase 16,461,539 common shares for $21.4 million. The common shares and warrants were issued at $0.65 for each common share and a purchase warrant with the right of each whole warrant to purchase one common share at $0.80 for a period of five years from the issue date. The Company also issued 1,152,307 broker warrants with the same terms and incurred commission and other costs of $1.8 million out of which $0.7 million was allocated to the warrants and expensed in the statement of comprehensive loss. The warrants issued with the common shares are classified as a liability (Note 12). The broker warrants are considered an equity-settled share-based payment transaction and are measured at their fair value and classified as equity.

On December 23, 2020, the Company completed the sale of 5,554,588 common shares together with warrants to purchase 2,777,268 common shares for $3.0 million in the aggregate. The common shares and warrants were issued at $0.54 for each common share and a one-half purchase warrant with the right of each whole warrant to purchase one common share at $1.50 for a period of three years from the issue date. The warrants are classified as equity.

During the year ended August 31, 2021, $7.0 million of Tranche A Convertible Debentures, representing the entire outstanding balance, were converted and retired resulting in the issuance of 12,150,447 common shares of the Company. The fair value of the convertible debentures at the dates of conversion was in aggregate of $7.0 million.

b)	Earnings (loss) per share

Basic earnings (loss) per share is computed by dividing the earnings (loss) available to common shareholders by the weighted average number of common shares outstanding during the period. Diluted earnings (loss) per share is computed similarly except that the weighted average number of common shares is increased to reflect all dilutive instruments. Diluted earnings (loss) per share is calculated using the treasury stock method. In applying the treasury stock method, restricted share units not vested and employee stock options, with an exercise price greater than the average quoted market price of the common shares for the period outstanding are not included in the calculation of diluted earnings (loss) per share as the impact is anti-dilutive. Potentially dilutive instruments are not considered in calculating the diluted loss per share, as their effect would be anti-dilutive.

Below is a reconciliation of the basic and diluted weighted average number of common shares and the computations for basic and diluted loss per share for the years ended August 31, 2022, and August 31, 2021.

	2022	2021
Net loss attributable to shareholders	$(6,216)	$(4,004)

Weighted average common shares outstanding	266,999,724	232,208,260
Diluted shares outstanding	266,999,724	232,208,260
Net loss per share - basic and diluted	$(0.02)	$(0.02)

For the years ended August 31, 2022 and 2021, all outstanding options to purchase shares of common stock, restricted share units and share purchase warrants were excluded from the respective computations of diluted loss per share, as the Company was in a loss position, and all potentially dilutive instruments were anti-dilutive and therefore not included in the calculation of diluted net loss per share.